Summary of Significant Accounting Policies - Schedule of Disaggregates Revenue by Transferal of Services (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Disaggregates Revenue by Transferal of Services [Line Items]
Total revenues	¥ 146,371,285	$ 20,052,784	¥ 84,254,221
Less: business taxes and surcharges	(360,026)	(49,323)	(317,951)
Services transferred at a point in time [Member]
Schedule of Disaggregates Revenue by Transferal of Services [Line Items]
Total revenues	146,284,524	20,040,897	82,900,740
Services transferred over time [Member]
Schedule of Disaggregates Revenue by Transferal of Services [Line Items]
Total revenues	¥ 446,787	$ 61,210	¥ 1,671,432